Basis of Presentation (Details)	Dec. 31, 2015	Dec. 31, 2014
Sinovac Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Beijing
Noncontrolling Interest, Ownership Percentage by Parent	73.09%	73.09%
Tangshan Yian
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac R&D
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Dalian
Noncontrolling Interest, Ownership Percentage by Parent	55.00%	55.00%
Sinovac Bitomed Co., Ltd.
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	0.00%